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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06151


                      Pioneer Europe Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Europe Select Equity Fund
           SCHEDULE OF INVESTMENTS  11/30/06 (unaudited)

  Shares                                                         Value

           PREFERRED STOCK - 2.7 %
           Automobiles & Components - 2.7 %
           Automobile Manufacturers - 2.7 %
    5,260  Porsche AG                                        $  6,104,770
           Total Automobiles & Components
           TOTAL PREFERRED STOCK
           (Cost  $3,160,656)                                $  6,104,770
           COMMON STOCKS - 94.2 %
           Energy - 10.0 %
           Integrated Oil & Gas - 10.0 %
  887,823  BP Amoco Plc                                      $ 10,057,787
  224,861  Eni S.p.A. *                                         7,384,952
  157,749  Repsol SA                                            5,686,028
                                                             $ 23,128,767
           Total Energy                                      $ 23,128,767
           Materials - 6.2 %
           Construction Materials - 6.2 %
  218,538  CRH Plc                                           $  8,261,841
   68,232  Holcim, Ltd.                                         6,123,192
                                                             $ 14,385,033
           Total Materials                                   $ 14,385,033
           Capital Goods - 7.6 %
           Building Products - 1.0 %
   29,436  Compagnie de Saint Gobain                         $  2,350,107
           Industrial Conglomerates - 3.3 %
   80,540  Siemens                                           $  7,668,829
           Trading Companies & Distributors - 3.3 %
  325,034  WOLSELEY *                                        $  7,627,647
           Total Capital Goods                               $ 17,646,583
           Transportation - 4.1 %
           Air Freight & Couriers - 4.1 %
  223,637  TNT NV *                                          $  9,414,684
           Total Transportation                              $  9,414,684
           Automobiles & Components - 4.2 %
           Auto Parts & Equipment - 0.5 %
   19,655  Autoliv, Inc.                                     $  1,151,980
           Tires & Rubber - 3.7 %
   25,460  Compagnie Generale des Etablissements Michelin *  $  2,213,003
   56,499  Continental AG                                       6,419,291
                                                             $  8,632,294
           Total Automobiles & Components                    $  9,784,274
           Consumer Durables & Apparel - 7.9 %
           Apparel, Accessories & Luxury Goods - 2.8 %
  131,306  Adidas-Salomon AG                                 $  6,469,543
           Homebuilding - 5.1 %
  265,224  Persimmon Plc.                                    $  7,615,092
  373,683  Wimpey (George) Plc *                                4,064,141
                                                             $ 11,679,233
           Total Consumer Durables & Apparel                 $ 18,148,776
           Consumer Services - 4.6 %
           Casinos & Gaming - 2.1 %
  130,230  Opap SA                                           $  4,895,017
           Hotels, Resorts & Cruise Lines - 2.5 %
  115,270  Carnival Corp.                                    $  5,647,077
           Total Consumer Services                           $ 10,542,094
           Media - 3.1 %
           Advertising - 3.1 %
  538,663  WPP Group Plc                                     $  7,138,399
           Total Media                                       $  7,138,399
           Retailing - 1.7 %
           Department Stores - 1.7 %
  111,321  Next Plc                                          $  3,903,885
           Total Retailing                                   $  3,903,885
           Health Care Equipment & Services - 2.0 %
           Health Care Equipment - 2.0 %
   40,216  Synthes, Inc.                                     $  4,726,592
           Total Health Care Equipment & Services            $  4,726,592
           Pharmaceuticals & Biotechnology - 8.2 %
           Pharmaceuticals - 8.2 %
   93,961  Astrazeneca Plc                                   $  5,446,966
   44,656  Roche Holdings AG                                    8,070,248
  267,439  Shire Plc                                            5,377,050
                                                             $ 18,894,264
           Total Pharmaceuticals & Biotechnology             $ 18,894,264
           Banks - 22.9 %
           Diversified Banks - 22.9 %
   77,073  Allied Irish Banks Plc                            $  2,154,814
  394,635  Banca Intesa S.p.A.                                  2,789,232
  699,860  Barclays Plc                                         9,383,216
   88,652  BNP Paribas SA                                       9,579,982
   86,913  Danske Bank                                          3,799,725
  406,378  Dnb Nor Asa *                                        5,524,381
  278,658  Royal Bank of Scotland Group Plc                    10,110,691
  124,692  Sanpaolo Imi S.p.A.                                  2,758,953
  227,888  Skand Enkilda Banken *                               6,694,146
                                                             $ 52,795,140
           Total Banks                                       $ 52,795,140
           Diversified Financials - 7.3 %
           Diversified Capital Markets - 7.3 %
  158,162  CS Group                                          $ 10,464,653
  106,047  UBS AG *                                             6,378,479
                                                             $ 16,843,132
           Total Diversified Financials                      $ 16,843,132
           Technology Hardware & Equipment - 2.3 %
           Communications Equipment - 2.3 %
  1,364,059Ericsson LM Tel Sur B                             $  5,300,058
           Total Technology Hardware & Equipment             $  5,300,058
           Utilities - 2.1 %
           Electric Utilities - 2.1 %
   37,038  E.On AG                                           $  4,765,001
           Total Utilities                                   $  4,765,001
           TOTAL COMMON STOCKS
           (Cost  $164,743,822)                              $ 217,416,682
           TOTAL INVESTMENT IN SECURITIES - 96.9%
           (Cost  $167,904,478) (a)                          $ 223,521,452
           OTHER ASSETS AND LIABILITIES - 3.1%               $  7,256,867
           TOTAL NET ASSETS - 100.0%                         $ 230,778,319

         * Non-income producing security

           At November 30, 2006, the net unrealized gain on investments based


           Aggregate gross unrealized gain for all investments  $ 57,007,806

           Aggregate gross unrealized loss for all investments     (1,390,832)

           Net unrealized loss                                  $ 55,616,974


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Select Equity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 30, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 30, 2007

* Print the name and title of each signing officer under his or her signature.